Impairment testing of intangible assets with indefinite useful lives - Additional information (Details) € in Thousands	12 Months Ended
Dec. 31, 2025 EUR (€)
Impairment testing of intangible assets with indefinite useful lives
Description of discounted cash flow model	10-year cash flow model
Impairment of goodwill	€ 14,723
Impairment losses	€ 52,007
Lanvin | WACC
Impairment testing of intangible assets with indefinite useful lives
Possible increase in unobservable input assets	0.10
Possible decrease in unobservable input assets	0.10
Increase In impairment due to reasonably possible increase in unobservable input assets	€ 1,798
Decrease In impairment due to reasonably possible increase in unobservable input assets	€ 1,798
Lanvin | Long-term growth rate
Impairment testing of intangible assets with indefinite useful lives
Possible increase in unobservable input assets	0.10
Possible decrease in unobservable input assets	0.10
Increase In impairment due to reasonably possible increase in unobservable input assets	€ 800
Decrease In impairment due to reasonably possible increase in unobservable input assets	€ 800
Other brands | WACC
Impairment testing of intangible assets with indefinite useful lives
Possible increase in unobservable input assets	0.10
Possible decrease in unobservable input assets	0.10
Other brands | Long-term growth rate
Impairment testing of intangible assets with indefinite useful lives
Possible increase in unobservable input assets	0.10